UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Municipal High Income Opportunity Fund (NMZ)
January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.1% (1.0% of Total Investments)
$ 1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green	8/20 at 100.00	N/R	$ 1,017,800
	Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber	4/13 at 100.00	B2	999,920
	Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)
1,880	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	1,739,132
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	No Opt. Call	B	1,001,550
	Series 2004A, 5.250%, 1/01/14
4,880	Total Alabama			4,758,402
	Arizona – 6.4% (5.8% of Total Investments)
1,420	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	1,873,647
	Option Bond Trust 3256, 18.196%, 1/01/29 (IF) (4)
1,760	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	2,598,957
	Option Bond Trust 4695, 19.344%, 1/01/32 (IF) (4)
339	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	4/13 at 100.00	N/R	339,692
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
2,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	4/13 at 100.00	N/R	1,599,780
	Privado Park Apartments Project, Series 2010, 5.000%, 11/01/46 (Mandatory put 11/01/15)
	(Alternative Minimum Tax) (5)
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/14 at 100.00	CC	5,316,595
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
50	6.375%, 11/01/13	4/13 at 103.00	N/R	50,382
790	7.250%, 11/01/23	11/16 at 100.00	N/R	815,517
1,715	7.500%, 11/01/33	11/16 at 100.00	N/R	1,770,789
1,500	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A+	2,068,440
	Project, Tender Option Bond Trust 1086, 17.359%, 6/01/42 – (IF) (4)
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	559,708
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
200	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AA+ (6)	216,974
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
1,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	BBB–	1,660,080
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
500	6.000%, 6/01/40	6/19 at 100.00	BBB–	521,035
500	6.100%, 6/01/45	6/19 at 100.00	BBB–	521,785
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	4/13 at 100.00	BBB–	1,150,989
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
1,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	CCC	889,700
	2008, 7.000%, 12/01/27
1,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds,	5/22 at 100.00	N/R	1,082,180
	Series 2012A, 9.750%, 5/01/25
2,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	B	2,031,140
	Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37
1,000	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/14 at 100.00	A–	1,014,110
	2007, 4.700%, 4/01/22
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	1,016,080
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24
26,694	Total Arizona			27,097,580
	California – 16.1% (14.5% of Total Investments)
1,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower	4/21 at 100.00	N/R	1,160,120
	Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31
1,810	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	B–	1,590,013
	County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
1,250	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	AA–	2,002,750
	and Clinics, Tender Option Bond Trust 3267, 19.279%, 5/15/31 (IF) (4)
1,000	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning	6/20 at 102.00	N/R	1,017,670
	Corporation, Series 2012A, 7.000%, 6/01/47
3,425	California State University, Systemwide Revenue Bonds, Tender Option Bond Trust 4696, 17.327%,	5/15 at 100.00	Aa2	4,488,839
	11/01/35 – AMBAC Insured (IF) (4)
1,000	California Statewide Communities Development Authority, Community Facilities District 2012-01,	9/22 at 100.00	N/R	992,790
	Fancher Creek, Special Tax Bonds, Series 2013A, 5.700%, 9/01/43 (WI/DD, Settling 2/07/13)
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	239,040
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure	9/21 at 100.00	N/R	1,066,280
	Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41
2,915	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	3,032,970
	2004A, 7.750%, 3/01/34
515	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	762,066
	Option Bond Trust 3048, 17.662%, 11/15/38 (IF)
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 3102:
745	17.873%, 11/15/38 (IF) (4)	5/18 at 100.00	AA–	1,104,977
1,000	18.966%, 11/15/48 (IF) (4)	5/18 at 100.00	AA–	1,503,600
1,005	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	1,011,623
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	4/13 at 100.00	A+	543,320
	Redevelopment Project, Tender Option Bonds Trust 1013, 19.271%, 9/01/32 – AMBAC
	Insured (IF) (4)
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	1,184,710
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.762%, 6/01/45 –
	AMBAC Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
500	17.378%, 6/01/45 (IF) (4)	6/15 at 100.00	A2	582,655
750	17.399%, 6/01/45 (IF) (4)	6/15 at 100.00	A2	874,140
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,000	4.500%, 6/01/27	6/17 at 100.00	B	1,894,500
1,750	5.000%, 6/01/33	6/17 at 100.00	B	1,629,390
500	5.750%, 6/01/47	6/17 at 100.00	B	476,285
1,000	5.125%, 6/01/47	6/17 at 100.00	B	862,930
1,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	1,380,765
	Bonds, Series 2007A-2, 5.300%, 6/01/37
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aa2	2,874,420
	3253, 22.801%, 1/15/19 (IF) (4)
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	1,227,828
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
335	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	BBB+	386,419
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	3,494,962
	District 3, Series 2004, 5.950%, 9/01/34
1,000	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,209,230
	2007A, 5.500%, 11/15/37
1,125	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	1,724,265
	Airport, Tender Option Bond Trust 10-27B, 18.670%, 5/15/40 (IF) (4)
1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,203,990
	2011A, 7.000%, 9/01/31
	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment
	Project Tax Allocation Revenue Bonds, Series 2011A:
1,000	7.000%, 8/01/26	8/21 at 100.00	BBB+	1,205,570
1,000	7.500%, 8/01/41	8/21 at 100.00	BBB+	1,191,260
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	1,389,140
	2009B, 6.500%, 11/01/39
500	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	622,915
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	387,763
	Project, Series 2011, 6.750%, 9/01/40
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,089,980
	6.000%, 11/01/41
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683,	8/17 at 100.00	A+	370,480
	17.862%, 8/01/37 – NPFG Insured (IF) (4)
1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	1,097,210
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
890	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B,	11/15 at 104.00	N/R	850,146
	8.000%, 11/01/18
1,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/14 at 100.00	BBB	981,310
	Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	1,384,452
	Area, Series 2011B, 6.750%, 10/01/30
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program
	Facilities Projects, Tender Option Bond Trust 4698:
750	18.244%, 12/01/30 – AMBAC Insured (IF) (4)	No Opt. Call	A	1,368,360
2,015	19.039%, 12/01/33 – AMBAC Insured (IF) (4)	No Opt. Call	A	3,627,645
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	BB	1,237,920
1,000	8.000%, 12/01/31	12/21 at 100.00	BB	1,272,420
1,000	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 3923, 17.913%, 9/01/31 –	3/17 at 100.00	AA–	1,252,160
	AMBAC Insured (IF) (4)
1,000	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,204,050
	Allocation Bonds, Series 2011A, 7.000%, 8/01/41
1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	4/13 at 100.00	A–	1,000,860
	Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured
500	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/14 at 100.00	BB+	456,650
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.000%, 6/01/37
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project	9/21 at 100.00	BBB+	776,003
	Area, Series 2011A, 7.650%, 9/01/42
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,900,717
	District 2001-1, Series 2004A, 6.125%, 9/01/39
61,665	Total California			68,189,558
	Colorado – 6.8% (6.1% of Total Investments)
1,015	Bradburn Metropolitan District 3, Westminster, Adams County, Colorado, General Obligation	12/13 at 102.00	N/R	1,045,897
	Limited Tax Refunding Bonds, Series 2010, 7.500%, 12/01/39
6	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R (6)	6,361
	2003, 7.500%, 12/01/33 (Pre-refunded 12/01/13)
1,000	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to	10/17 at 100.00	N/R	1,005,210
	Unlimited Tax, Series 2012, 6.000%, 12/01/22
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cesar	5/14 at 101.00	N/R	2,449,685
	Chavez Academy, Series 2003, 8.000%, 5/01/34 (5)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	928,790
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain	10/22 at 100.00	N/R	987,560
	Phoenix Community School, Series 2012, 7.000%, 10/01/42
1,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences	6/22 at 100.00	N/R	1,449,347
	Project, Series 2012, 6.750%, 6/01/32
325	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Tender Option	12/22 at 100.00	A–	500,747
	Bond Trust 1131, 17.087%, 12/01/32 (IF) (4)
1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation	12/22 at 100.00	N/R	1,032,500
	Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured
1,000	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007,	12/17 at 100.00	N/R	839,120
	5.450%, 12/01/34
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	BBB	1,077,720
	NPFG Insured
999	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds,	12/19 at 100.00	N/R	1,051,158
	Series 2009A-1, 9.000%, 8/01/39
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	1/18 at 100.00	N/R	3,286,022
	Series 2007, 6.750%, 1/01/34
1,000	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series	12/16 at 100.00	N/R	846,710
	2007, 5.500%, 12/01/27
1,980	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/13 at 100.00	N/R	2,033,440
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)
1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R (6)	1,665,225
	8.000%, 12/01/25 (Pre-refunded 6/01/14)
3,565	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	4,840,165
	Utilities, Series 2008, 6.500%, 11/15/38
500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	607,370
	Activity Bonds, Series 2010, 6.500%, 1/15/30
625	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	12/17 at 100.00	N/R	590,681
	Refunding Series 2007, 5.375%, 12/01/21
1,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax	12/17 at 100.00	N/R	257,180
	Convertible to Unlimited, Series 2007, 7.250%, 12/01/31
1,000	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation	12/13 at 100.00	N/R (6)	1,054,580
	Bonds, Series 2004, 6.750%, 12/01/33 (Pre-refunded 12/01/13)
1,000	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	1,060,740
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
29,510	Total Colorado			28,616,208
	Connecticut – 0.6% (0.6% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,144,730
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
2,000	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Lien Series	4/13 at 100.00	N/R	927,660
	1997B, 5.750%, 9/01/27 (5)
500	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	537,530
	2011aA, 7.000%, 4/01/41
3,500	Total Connecticut			2,609,920
	District of Columbia – 0.3% (0.3% of Total Investments)
225	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	265,142
	Series 2001, 6.500%, 5/15/33
1,000	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy,	11/20 at 100.00	BBB–	1,158,150
	Series 2011, 7.500%, 11/15/31
1,225	Total District of Columbia			1,423,292
	Florida – 12.7% (11.4% of Total Investments)
1,000	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/22 at 100.00	N/R	1,019,870
	2012, 6.700%, 5/01/42
4,795	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A,	5/13 at 101.00	N/R	4,869,706
	6.900%, 5/01/35
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	Ba2	743,862
	11/01/20 (Alternative Minimum Tax)
875	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects	4/13 at 101.00	BBB	869,689
	Loan Program, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured
955	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue	5/13 at 101.00	A	976,593
	Bonds, Series 2003, 6.400%, 5/01/33
1,000	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment	5/16 at 100.00	N/R	885,240
	Revenue Bonds, Series 2006, 5.550%, 5/01/37
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB+	1,176,730
	Charter School, Inc. Projects, Series 2011A, 7.625%, 6/15/41
500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	11/22 at 100.00	N/R	500,140
	Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32
7,835	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001,	5/14 at 103.25	N/R	8,198,387
	7.250%, 5/01/32
3,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	3,315,690
	Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27
500	Lake County, Florida, Industrial Development Revenue Bonds, Crane’s View Lodge Project, Series	No Opt. Call	N/R	502,310
	2012A, 7.125%, 11/01/42
2,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/13 at 100.00	BB+	2,008,140
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,685	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	2/21 at 100.00	AA–	2,005,858
	6.000%, 2/01/30 – AGM Insured
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.266%, 4/01/32 –	10/18 at 100.00	AA–	1,321,560
	AGC Insured (Alternative Minimum Tax) (IF) (4)
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust	10/20 at 100.00	Aa2	1,855,550
	11834, 17.925%, 10/01/33 – AGM Insured (IF)
1,000	Mid-Bay Bridge Authority, Florida, Springing Lien Revenue Bonds, Series 2011, 7.250%, 10/01/34	10/21 at 100.00	BBB	1,289,890
3,420	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	4/13 at 100.00	N/R	3,420,889
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
1,100	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A,	5/16 at 100.00	N/R	1,102,178
	5.300%, 5/01/36
3,615	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/13 at 100.00	N/R	3,461,652
	Series 2004, 5.750%, 5/01/35
1,000	Reunion West Community Development District, Florida, Special Assessment Bonds, Series	5/22 at 100.00	N/R	958,100
	2004A-1, 6.250%, 5/01/36
475	South Village Community Development District, Clay County, Florida, Capital Improvement	5/13 at 100.00	N/R	437,366
	Revenue Bonds, Series 2005A, 5.700%, 5/01/35
780	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	559,798
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
2,270	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	1,307,951
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
965	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	409,054
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
1,360	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	14
	2007-3, 6.650%, 5/01/40 (5)
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	96,937
	Parcel Series 2007-1. RMKT, 6.650%, 5/01/40 (5)
2,365	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	2,342,722
	2012A-1, 6.650%, 5/01/40
875	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	868,490
	5.400%, 5/01/37
5,510	Tolomato Community Development District, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	2,514,048
	Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (5)
4,485	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	4,541,690
	6.125%, 5/01/35
57,495	Total Florida			53,560,104
	Georgia – 0.9% (0.8% of Total Investments)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	1,002,030
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37
1,115	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 101.00	N/R	1,115,223
	Lenbrook Square Project, Series 2006B, 7.300%, 7/01/42
1,780	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	1,848,299
	Terrace, Series 2003, 7.625%, 12/01/33
3,895	Total Georgia			3,965,552
	Guam – 0.7% (0.6% of Total Investments)
2,445	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	B+	2,763,095
	Hawaii – 0.7% (0.6% of Total Investments)
940	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui,	2/17 at 100.00	N/R	916,763
	Series 2007, 5.500%, 1/01/37
1,655	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/19 at 100.00	Baa1	1,943,268
	Company, Inc. and Subsidiary Projects, Series 2009, 6.500%, 7/01/39
2,595	Total Hawaii			2,860,031
	Idaho – 0.2% (0.1% of Total Investments)
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Tender	3/22 at 100.00	A	683,505
	Option Bond Trust 1102, 17.425%, 3/01/47 – AGM Insured (IF) (4)
	Illinois – 7.6% (6.8% of Total Investments)
1,325	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates,	No Opt. Call	N/R	1,325,159
	3.730%, 6/15/23
984	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	987,757
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
475	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	No Opt. Call	N/R	475,228
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
1,895	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	4/13 at 100.00	N/R	1,521,287
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
1,000	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	1,137,040
	8.250%, 7/01/41
1,875	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 8.000%, 5/15/46	5/20 at 100.00	N/R	2,241,431
1,100	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,226,522
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	1,025,440
	5.750%, 5/15/38
1,250	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust	11/17 at 100.00	A	1,777,750
	4702, 20.429%, 11/15/37 (IF) (4)
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,279,020
2,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	2,195,320
	5.500%, 8/01/37
3,850	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	4,607,796
	2009, 7.000%, 8/15/44
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908:
250	21.569%, 2/15/19 – AGM Insured (IF) (4)	No Opt. Call	AA–	435,980
1,685	21.554%, 2/15/19 – AGM Insured (IF) (4)	No Opt. Call	AA–	2,937,562
4,000	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	6/14 at 100.00	Ca	3,439,640
	IV LLC, Fullerton Village Project, Series 2004A, 5.125%, 6/01/35 (5)
1,105	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	750,251
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	314,088
	Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (5)
1,917	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	1,971,404
	2004A, 6.200%, 3/01/34
985	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	881,211
	Series 2006-1, 6.000%, 3/01/36 (Mandatory put 3/01/18)
935	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	663,766
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
831	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project,	3/16 at 102.00	N/R	799,854
	Series 2006, 6.000%, 3/01/36
30,893	Total Illinois			31,993,506
	Indiana – 3.4% (3.1% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/14 at 100.00	N/R	6,368,395
	6.650%, 1/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option	No Opt. Call	AA	2,102,440
	Bond Trust 10-77W, 19.410%, 4/01/30 – AMBAC Insured (IF) (4)
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond
	Trust 3611:
1,290	18.051%, 6/01/17 (IF) (4)	No Opt. Call	AA	1,795,680
1,250	19.051%, 6/01/17 (IF) (4)	No Opt. Call	AA	1,850,000
1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	1,319,480
	Health, Tender Option Bond Trust 3301, 18.202%, 11/15/30 (IF) (4)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	1,068,220
	Apartments, Series 2005A, 7.500%, 7/01/35
11,900	Total Indiana			14,504,215
	Iowa – 0.5% (0.4% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,053,140
	5.500%, 7/01/25
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	BBB–	1,019,150
	Series 2012, 4.750%, 8/01/42
2,000	Total Iowa			2,072,290
	Louisiana – 2.7% (2.5% of Total Investments)
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	1,123,330
	Project, Series 2011A, 7.750%, 12/15/31
5,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	5,693,350
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
980	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	1,003,128
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	1,347,150
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (5)
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Women’s Hospital Foundation Project, Tender Option Bonds Trust 1012:
750	20.701%, 10/01/40 (IF) (4)	10/20 at 100.00	A3	1,187,310
750	20.689%, 10/01/40 (IF) (4)	10/20 at 100.00	A3	1,187,040
11,480	Total Louisiana			11,541,308
	Maine – 0.8% (0.7% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	3,254,225
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 1.0% (0.9% of Total Investments)
1,000	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	1,021,210
	9/01/39 – SYNCORA GTY Insured
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,808,125
	Center, Series 2006B, 5.250%, 12/01/31
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B3	903,720
	University of Maryland – Baltimore, Series 2003A, 5.750%, 10/01/33
435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	7/13 at 100.00	B3	426,087
	5.300%, 7/01/24
4,935	Total Maryland			4,159,142
	Massachusetts – 0.5% (0.5% of Total Investments)
255	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	253,962
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	4/13 at 100.00	BBB	1,001,080
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
429	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	4/13 at 103.00	N/R	366,742
	Community Services Inc., Series 2012A, 6.000%, 2/15/43
334	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	4/13 at 103.00	N/R	33,348
	Community Services Inc., Series 2012B, 6.375%, 2/15/43
513	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	4/13 at 103.00	N/R	5
	Community Services Inc., Series 2012C, 6.625%, 2/15/43
480	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/13 at 100.00	N/R	479,962
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
3,011	Total Massachusetts			2,135,099
	Michigan – 4.1% (3.7% of Total Investments)
1,110	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/13 at 100.00	N/R	1,110,555
	1999, 7.000%, 4/01/29
795	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/13 at 100.00	N/R	797,154
	2000, 8.000%, 4/01/29
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
1,205	5.500%, 5/01/21	5/13 at 100.00	B–	1,117,951
15	5.500%, 5/01/21 – ACA Insured	4/13 at 100.00	B–	13,916
300	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding, Series	No Opt. Call	A	314,217
	2006D, 5.000%, 7/01/33 – NPFG Insured
1,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	AA	1,438,400
	3789, 18.529%, 5/01/18 (IF) (4)
250	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/16 – NPFG Insured	4/13 at 100.00	BBB	246,280
750	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/19 – AMBAC Insured	No Opt. Call	B	681,593
900	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Second Lien Series	No Opt. Call	A	1,061,514
	2005B, 5.500%, 7/01/22 – NPFG Insured
	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital
	Obligated Group, Series 2007A:
1,000	4.875%, 8/15/27	8/17 at 100.00	N/R	982,110
1,000	5.000%, 8/15/38	8/17 at 100.00	N/R	948,880
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope	4/21 at 100.00	BBB–	1,179,020
	Academy Project, Series 2011, 8.125%, 4/01/41
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur	7/21 at 100.00	BB	1,063,610
	Academy Project, Series 2011, 8.000%, 7/15/41
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler	11/15 at 100.00	BBB	1,026,890
	Park Academy Project, Series 2008, 6.500%, 11/01/35
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	975,610
	Public School Academy, Series 2007, 5.000%, 9/01/36
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,558,035
	Series 2005A, 6.750%, 11/15/38
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,280,750
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,000	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005,	11/15 at 100.00	BB	982,130
	5.500%, 11/01/30
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/15 at 100.00	BB	508,995
16,325	Total Michigan			17,287,610
	Minnesota – 1.1% (1.0% of Total Investments)
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,373,230
	Series 2004A, 6.750%, 12/01/33
1,110	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,151,514
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,135,574
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	1,067,560
	2005B, 6.000%, 5/01/30
4,535	Total Minnesota			4,727,878
	Mississippi – 0.4% (0.4% of Total Investments)
833	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	709,564
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,153,110
	Project, Series 2008A, 6.500%, 9/01/32
1,833	Total Mississippi			1,862,674
	Missouri – 1.6% (1.5% of Total Investments)
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	6,184,982
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB) (4)
762	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	No Opt. Call	N/R	705,726
	Projects, Series 2007A, 6.000%, 12/31/26
6,697	Total Missouri			6,890,708
	Montana – 0.6% (0.6% of Total Investments)
2,700	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	4/13 at 100.00	B	2,709,585
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 2.7% (2.4% of Total Investments)
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	11,274,043
	Series 2006A, 19.958%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 0.2% (0.2% of Total Investments)
1,000	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	B2	1,033,920
	Revenue Bonds Series 2008A, 6.750%, 6/15/28
	New Jersey – 2.3% (2.0% of Total Investments)
1,050	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/22 at 101.00	B	1,073,720
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/13 at 100.00	B	1,003,780
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	1,122,820
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.875%, 6/01/42
600	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	A–	752,874
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	2,141,220
	University Hospital, Series 2007, 5.750%, 7/01/37
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	2,321,400
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA–	1,114,550
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
8,650	Total New Jersey			9,530,364
	New Mexico – 0.4% (0.4% of Total Investments)
1,000	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.500%, 9/01/23	No Opt. Call	N/R	1,000,100
1,000	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006,	9/16 at 100.00	N/R	855,870
	6.000%, 9/01/32
2,000	Total New Mexico			1,855,970
	New York – 1.9% (1.7% of Total Investments)
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,185,610
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
1,500	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	1,561,841
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
1,000	5.750%, 10/01/37	10/17 at 100.00	N/R	460,070
3,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,380,060
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	4/13 at 100.00	N/R	1,654,236
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax) (5)
1,375	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	A–	1,637,721
	Bank of America Tower at One Bryant Park Project, Series 2010, 6.375%, 7/15/49
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	315,835
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
9,840	Total New York			8,195,373
	North Carolina – 2.1% (1.9% of Total Investments)
940	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	No Opt. Call	AA–	1,477,877
	Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.212%, 1/15/19 (IF)
5,250	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/16 at 100.00	N/R	5,185,583
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29
960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/16 at 100.00	AA+	2,124,490
	2008, Tender Option Bonds Trust 3248, 27.398%, 10/01/21 (IF)
7,150	Total North Carolina			8,787,950
	Ohio – 3.6% (3.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
315	5.125%, 6/01/24	6/17 at 100.00	B–	292,052
2,000	5.875%, 6/01/30	6/17 at 100.00	B	1,834,020
4,375	5.750%, 6/01/34	6/17 at 100.00	B	3,910,813
1,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	1,383,458
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
2,380	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	BBB+	2,387,783
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series	12/20 at 100.00	A+	1,458,151
	2010B, 6.000%, 12/01/30
500	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	Baa3	520,065
	(Alternative Minimum Tax)
3,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	2/13 at 100.00	B–	2,954,550
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
4,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	561,400
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
19,295	Total Ohio			15,302,292
	Oklahoma – 1.2% (1.1% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,107,570
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
940	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	946,702
	7.000%, 1/01/35
1,445	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/13 at 100.00	N/R	1,448,540
	6.250%, 6/01/20
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	N/R	1,636,785
	Series 2000A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
4,885	Total Oklahoma			5,139,597
	Pennsylvania – 2.1% (1.9% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2007A:
500	5.000%, 11/15/28	11/17 at 100.00	CC	426,770
2,500	5.375%, 11/15/40	11/17 at 100.00	CC	2,136,225
275	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	N/R	280,561
	2005, 6.000%, 11/15/16
925	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	940,327
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	2,063,720
	Immaculata University, Series 2005, 5.750%, 10/15/37
400	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	421,464
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
1,500	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/13 at 100.00	B–	1,500,165
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	971,940
9,100	Total Pennsylvania			8,741,172
	Puerto Rico – 0.9% (0.8% of Total Investments)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bond
	Trust 1081:
2,000	20.969%, 8/01/57 (IF) (4)	8/19 at 100.00	AA–	2,752,240
500	20.969%, 8/01/57 (IF) (4)	8/19 at 100.00	AA–	688,060
135	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	BBB+	147,112
	NPFG Insured
2,635	Total Puerto Rico			3,587,412
	Rhode Island – 0.8% (0.7% of Total Investments)
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	A	1,111,810
	12/01/28 (Alternative Minimum Tax)
2,035	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/13 at 100.00	BBB–	2,096,030
	Series 2002A, 6.250%, 6/01/42
3,035	Total Rhode Island			3,207,840
	South Carolina – 0.7% (0.6% of Total Investments)
4,000	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series	11/17 at 100.00	N/R	2,007,120
	2007A, 7.750%, 11/01/39 (5)
625	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	767,769
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
4,625	Total South Carolina			2,774,889
	Tennessee – 2.0% (1.8% of Total Investments)
2,500	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,019,675
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37 (5)	11/17 at 100.00	N/R	5,020
500	5.500%, 11/01/46 (5)	11/17 at 100.00	N/R	1,255
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	4,698,960
965	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	599,091
	Rutland Place, Series 2007A, 6.300%, 7/01/37
9,965	Total Tennessee			8,324,001
	Texas – 9.8% (8.8% of Total Investments)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	2,091,700
	Series 2006B, 5.750%, 1/01/34
1,665	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier	4/13 at 100.00	N/R	1,688,427
	Series 2001C, 9.750%, 1/01/26
550	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, America	No Opt. Call	Baa2	555,467
	Opportunity for Housing – Colinas LLC Project, Series 2001A, 5.800%, 1/01/31 – NPFG Insured
5,200	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	CCC	929,708
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)
1,500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	CC	1,399,125
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.750%, 1/01/41	1/21 at 100.00	BB+	1,173,130
2,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	2/18 at 100.00	BBB–	2,385,780
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	9.000%, 2/15/38
2,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	4/13 at 100.00	N/R	1,878,200
	American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax) (5)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,951,890
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	6,987,684
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/13 at 100.00	BB+	586,030
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,245	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	4/13 at 100.00	BBB	1,246,706
	5.250%, 11/15/30 – NPFG Insured
980	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	986,076
	6.000%, 2/15/36
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	4/13 at 100.00	B	602,562
975	6.750%, 7/01/29 (Alternative Minimum Tax)	4/13 at 100.00	B	978,988
1,000	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area	7/22 at 100.00	N/R	1,028,850
	Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012,
	8.250%, 7/01/32
1,000	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk	4/13 at 100.00	N/R	925,180
	Education Foundation, Series 2007A, 5.450%, 8/15/36
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA	3,982,590
	11946, 20.255%, 3/01/19 (IF)
2,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	2,176,120
	2012, 5.000%, 12/15/30
4,500	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	5,487,975
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40
1,810	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds,	12/19 at 100.00	Baa2	2,170,027
	NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/13 at 101.00	CC	40,807
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)
41,640	Total Texas			41,253,022
	Utah – 0.8% (0.7% of Total Investments)
965	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster	6/17 at 100.00	N/R	981,849
	Academy, Series 2008A, 6.250%, 6/15/28
1,980	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High	5/21 at 100.00	N/R	2,232,747
	School, Series 2011A, 8.125%, 5/15/31
2,945	Total Utah			3,214,596
	Vermont – 0.3% (0.3% of Total Investments)
1,155	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School	1/21 at 100.00	Baa2	1,303,903
	Project, Series 2011A, 6.250%, 1/01/41
	Virgin Islands – 0.1% (0.1% of Total Investments)
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	495,314
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.2% (1.1% of Total Investments)
870	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds,	3/14 at 102.00	N/R	634,839
	Series 2003B, 6.250%, 3/01/18
1,000	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	4/13 at 100.00	B+	1,000,810
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
9,400	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital	No Opt. Call	BBB+	2,399,068
	Appreciation Series 2009B-2, 0.000%, 10/01/38 – AGC Insured
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	835,060
	Series 2007B1, 5.000%, 6/01/47
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
100	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	115,306
130	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	142,392
12,500	Total Virginia			5,127,475
	Washington – 2.8% (2.5% of Total Investments)
500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	759,900
	Services Project, Tender Option Bond Trust 11-14W-B, 20.060%, 6/01/39 (IF) (4)
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,780	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R	1,695,699
4,745	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	4,424,238
2,955	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	2,491,065
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,062,320
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
500	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella	10/22 at 100.00	N/R	509,165
	Project, Series 2012A, 6.750%, 10/01/47
12,480	Total Washington			11,942,387
	West Virginia – 0.3% (0.2% of Total Investments)
500	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	525,035
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	6/17 at 100.00	N/R	518,105
	Financing District, Series 2007A, 5.850%, 6/01/34
1,000	Total West Virginia			1,043,140
	Wisconsin – 4.0% (3.6% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (6)	628,804
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
1,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	959,340
	2006, 7.000%, 12/01/26
1,650	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson	7/19 at 100.00	BBB–	1,820,660
	Classical Academy of Mooresboro, North Carolina, Series 2011, 7.125%, 7/01/42
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center	4/14 at 100.00	N/R (6)	1,065,880
	Inc., Series 2004A, 6.250%, 4/01/34 (Pre-refunded 4/01/14)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
5,995	5.250%, 8/15/26 (UB)	8/16 at 100.00	A–	6,626,513
4,500	5.250%, 8/15/34 (UB)	8/16 at 100.00	A–	4,786,875
1,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary	6/22 at 100.00	N/R	1,083,800
	North Carolina, Series 2012A, 8.625%, 6/01/47
15,695	Total Wisconsin			16,971,872
$ 470,368	Total Investments (cost $417,388,697) – 111.0%			468,772,019
	Floating Rate Obligations – (2.9)%			(12,320,000)
	Borrowings – (12.1)% (7), (8)			(51,000,000)
	Other Assets Less Liabilities – 4.0% (9)			17,038,010
	Net Assets Applicable to Common Shares – 100%			$ 422,490,029

Investments in Derivatives as of January 31, 2013
Swaps outstanding:								Unrealized
		Fund			Fixed Rate			Appreciation
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	(Depreciation)
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(9)
Barclays Bank PLC	$5,000,000	Receive	3-Month USD-LIBOR	2.755%	Semi-Annually	5/30/14	5/30/34	$246,382

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

    Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$468,772,019	$ —	$468,772,019
Derivatives:
Swaps*	—	246,382	—	246,382
Total	$ —	$469,018,401	$ —	$469,018,401
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on swaps	$246,382	—	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments (excluding investments in derivatives) was $406,352,118.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 71,336,577
Depreciation	(21,236,567)
Net unrealized appreciation (depreciation) of investments	$ 50,100,010

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the

Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Borrowings as a percentage of Total Investments is 10.9%.
(8)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(9)	Other Assets Less Liabilities include the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives as of the end of the reporting period.
(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013